Offsetting of financial assets and financial liabilities (Tables)	6 Months Ended
Sep. 30, 2022
Information of Offsetting of Financial Assets and Financial Liabilities

The following table provides information about the offsetting of financial assets and financial liabilities at March 31, 2022 and September 30, 2022. The table includes derivatives, repurchase and resale agreements, and securities lending and borrowing transactions that are subject to enforceable master netting arrangements or similar agreements irrespective of whether or not they are offset on the Group’s consolidated balance sheets.

					Amounts not offset on the balance sheet (3)
	Gross amounts recognized	Gross amounts offset on the balance sheet	Net amounts presented on the balance sheet (2)		Financial instruments (4)	Cash collateral	Net amounts

	(in billions of yen)
March 31, 2022
Assets (1) :
Derivatives	9,723	—	9,723	(5)	(7,232)	(891)	1,600
Receivables under resale agreements	12,751	—	12,751	(6)	(11,437)	—	1,314
Receivables under securities borrowing transactions	2,339	—	2,339	(7)	(2,299)	—	40

Total	24,813	—	24,813		(20,968)	(891)	2,954

Liabilities (1) :
Derivatives	9,770	—	9,770	(5)	(6,716)	(1,329)	1,725
Payables under repurchase agreements	20,070	—	20,070	(6)	(19,366)	—	704
Payables under securities lending transactions	1,361	—	1,361	(7)	(1,164)	—	197

Total	31,201	—	31,201		(27,246)	(1,329)	2,626

September 30, 2022
Assets (1) :
Derivatives	18,030	—	18,030	(5)	(13,751)	(1,525)	2,754
Receivables under resale agreements	14,872	—	14,872	(6)	(13,302)	—	1,570
Receivables under securities borrowing transactions	2,355	—	2,355	(7)	(2,309)	—	46

Total	35,257	—	35,257		(29,362)	(1,525)	4,370

Liabilities (1) :
Derivatives	18,294	—	18,294	(5)	(12,900)	(1,924)	3,470
Payables under repurchase agreements	23,767	—	23,767	(6)	(22,411)	—	1,356
Payables under securities lending transactions	1,491	—	1,491	(7)	(1,225)	—	266

Total	43,552	—	43,552		(36,536)	(1,924)	5,092

Notes:
(1)
Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off
or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter
(“OTC”) and
OTC-cleared
derivatives that are subject to enforceable master netting arrangements or similar agreements.

(2)	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
(3)	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
(4)	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.
(5)
The amounts of derivative assets and liabilities subject to enforceable master netting arrangements or similar agreements were ¥9,326 billion and ¥9,235 billion, respectively, at March 31, 2022, and ¥17,032 billion and ¥17,317 billion, respectively, at September 30, 2022.

(6)
The amounts of Receivables under resale agreements and Payables under repurchase agreements subject to enforceable industry standard master repurchase agreements with netting terms were ¥11,537 billion and ¥19,505 billion, respectively, at March 31, 2022, and ¥13,470 billion and ¥22,882 billion, respectively, at September 30, 2022.

(7)
The amounts of Receivables under securities borrowing transactions and Payables under securities lending transactions subject to enforceable industry standard master lending agreements with netting terms were ¥2,339 billion and ¥1,172 billion, respectively, at March 31, 2022, and ¥2,355 billion and ¥1,229 billion, respectively, at September 30, 2022.